Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES	$ 43	$ 63	$ 276
OPERATING EXPENSES
Consulting expense	7,500	8,957	31,075
Officer Salary	34,248	28,500	$ 121,667
Stock compensation
General and Administrative
Professional fees	23,665	19,908	$ 70,087
Legal fees	19,076	18,750	75,581
Other expense	2,828	1,399	11,821	$ 7,254
TOTAL OPERATING EXPENSES	$ 87,317	$ 77,514	$ 310,231
NET LOSS FROM OPERATIONS	$ (87,274)	$ (77,451)	$ (309,955)
OTHER INCOME (EXPENSE)
Other income
Interest expense	$ (4,771)	$ (2,544)	$ (12,593)
TOTAL OTHER INCOME (EXPENSE)	(4,771)	(2,544)	(12,593)
NET LOSS	(92,045)	(79,995)	(322,548)	$ (479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$ (92,045)	$ (79,995)	$ (322,548)
NET LOSS PER COMMON SHARES	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE SHARES - Basic and diluted	388,475,000	388,475,000	388,475,000	345,487,945
Restatement Adjustment [Member]
REVENUES				$ 29
OPERATING EXPENSES
Consulting expense				141,187
Officer Salary				114,000
Stock compensation				213,900
General and Administrative
Professional fees				30,266
Legal fees				80,012
Other expense				7,254
TOTAL OPERATING EXPENSES				$ 472,619
NET LOSS FROM OPERATIONS				$ (472,590)
OTHER INCOME (EXPENSE)
Interest expense				$ (6,605)
TOTAL OTHER INCOME (EXPENSE)				(6,605)
NET LOSS				(479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER				$ (479,195)
NET LOSS PER COMMON SHARES				$ (0.00)
WEIGHTED AVERAGE SHARES - Basic and diluted				345,487,945